Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (2,603)	$ (3,904)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	0	14
Net gain from sale of equipment	0	(87)
Share-based expense	295	60
Non-cash interest on convertible debt	0	460
Loss on extinguishment of debt	0	59
Changes in operating assets and liabilities:
Change in other receivables	(65)	27
Change in prepaid expenses	(22)	3
Change in long term deposits	52	9
Change in trade payables	35	(80)
Change in related party payable	(2)	0
Change in accrued liabilities	1,047	97
Change in deferred revenue	(909)	450
Net cash used in operating activities	(2,172)	(2,892)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of equipment	0	262
Product enhancement – intangible assets	(386)	0
Net cash used in investing activities	(386)	262
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of convertible debt	0	1,745
Proceeds from sale of shares	4,643	290
Net cash provided by financing activities	4,643	2,035
(DECREASE) INCREASE IN CASH	2,085	(595)
BALANCE OF CASH AT THE BEGINNING OF PERIOD	58	653
BALANCE OF CASH AT THE END OF PERIOD	2,143	58
Supplemental cash flow information
Cash paid for interest	0	0
Cash paid for income taxes	0	0
Debt converted to equity	$ 0	$ (4,021)